Financial Instruments (Schedule of Fair Values Hierarchy) (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the Erez electricity pumped storage project	€ 1,354	€ 1,282
Marketable securities	2,204	2,132
Forward contracts	(597)	977
Swap contracts	(8,486)	632
Currency swap	(993)	2,117
Power financial hedge	5,326
Loans granted to associates	9,877	9,189
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the Erez electricity pumped storage project
Marketable securities
Forward contracts
Swap contracts
Currency swap
Power financial hedge
Loans granted to associates
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the Erez electricity pumped storage project
Marketable securities	2,204	2,132
Forward contracts	(597)	977
Swap contracts	(8,486)	632
Currency swap	(993)	2,117
Power financial hedge	5,326
Loans granted to associates
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the Erez electricity pumped storage project	1,354	1,282
Marketable securities
Forward contracts
Swap contracts
Currency swap
Power financial hedge
Loans granted to associates	€ 9,877	€ 9,189